Segment information (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2017, March 31, 2018 and March 31, 2019:

	Fiscal year ended March 31,
	2017								2018
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income/(expense) (External)	Rs.	188,803.6	Rs.	159,644.3	Rs.	3,347.7	Rs.	351,795.6	Rs.	279,198.3	Rs.	120,341.3	Rs.	23,611.0	Rs.	423,150.6
Net interest income/(expense) (Internal)		97,969.3		(100,757.5)		2,788.2		0.0		65,690.2		(48,571.1)		(17,119.1)		0.0
Net interest revenue		286,772.9		58,886.8		6,135.9		351,795.6		344,888.5		71,770.2		6,491.9		423,150.6
Less: Provision for credit losses		31,341.7		6,609.7		0.0		37,951.4		52,577.1		6,820.7		0.0		59,397.8

Net interest revenue, after allowance for credit losses		255,431.2		52,277.1		6,135.9		313,844.2		292,311.4		64,949.5		6,491.9		363,752.8
Non-interest revenue		95,914.4		11,090.1		3,321.6		110,326.1		122,582.6		12,674.1		9,350.3		144,607.0
Non-interest expense		(187,591.4)		(15,352.0)		(1,261.4)		(204,204.8)		(210,257.2)		(19,792.1)		(1,204.1)		(231,253.4)

Income before income tax	Rs.	163,754.2	Rs.	48,015.2	Rs.	8,196.1	Rs.	219,965.5	Rs.	204,636.8	Rs.	57,831.5	Rs.	14,638.1	Rs.	277,106.4

Income tax expense							Rs.	79,224.9							Rs.	98,272.5

Segment assets:
Segment total assets	Rs.	4,987,187.1	Rs.	3,346,273.0	Rs.	733,520.4	Rs.	9,066,980.5	Rs.	6,351,601.7	Rs.	4,140,606.7	Rs.	875,100.4	Rs.	11,367,308.8

	Fiscal year ended March 31,
	2019
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)
Net interest income/(expense) (External)	Rs.	336,677.1	Rs.	140,085.0	Rs.	30,743.5	Rs.	507,505.6	US$	7,338.1
Net interest income/(expense) (Internal)		62,339.1		(43,842.8)		(18,496.3)		0.0		0.0
Net interest revenue		399,016.2		96,242.2		12,247.2		507,505.6		7,338.1
Less: Provision for credit losses		64,051.0		8,228.3		0.0		72,279.3		1,045.1

Net interest revenue, after allowance for credit losses		334,965.2		88,013.9		12,247.2		435,226.3		6,293.0
Non-interest revenue		138,783.0		23,789.6		(2,450.4)		160,122.2		2,315.2
Non-interest expense		(230,726.5)		(22,744.8)		(1,918.2)		(255,389.5)		(3,692.7)

Income before income tax	Rs.	243,021.7	Rs.	89,058.7	Rs.	7,878.6	Rs.	339,959.0	US$	4,915.5

Income tax expense							Rs.	119,393.5	US$	1,726.3

Segment assets:
Segment total assets	Rs.	7,432,733.8	Rs.	4,732,290.7	Rs.	1,115,049.1	Rs.	13,280,073.6	US$	192,019.7